COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Oct. 31, 2017	Jan. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 9 – COMMITMENTS AND CONTINGENCIES

Gimwork Project LP agreed to provide office space without charge until 2015. The Company was required to pay the monthly rent of $4,500 starting in 2015. Rent expense of $58,500 was recorded as of January 31, 2016. The related party has agreed to waive accrued rent of $ 58,500 as of January 31, 2016. The forgiveness of rent was recorded as an increase in additional paid in capital. As of February 1, 2016, no additional rent expense has been charged to the company.

Effective May 3, 2017, the Company entered into an employment agreement with its new chief executive officer. Under the agreement, the Company agreed to compensate the officer $36,000 annually and to provide him with 10 million shares of common stock, if the agreement is renewed after the first year.

NOTE 8 – COMMITMENTS AND CONTINGENCIES

Gimwork Project LP has agreed to provide office space without charge until 2015. The Company is required to pay the monthly rent of $4,500 starting in 2015. Rent expense of $58,500 has been recorded as of January 31, 2016. The related party has agreed to waive accrued rent of $ 58,500 as of January 31, 2016. The forgiveness of rent has been recorded has an increase in additional paid in capital. As of February 1, 2016, no additional rent expense has been charged to the company.